May 1, 2009


VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn:  Mr. Jeffrey Foor

         Re: DWS Variable Series II (the "Registrant"), Post-Effective Amendment No. 73 (Registration Nos. Nos. 33-11802; 811-5002) (the "Registration Statement")

Dear Mr. Foor:

         On behalf of the Registrant, under separate cover, we are filing today through the EDGAR system, Post-Effective Amendment No. 73 (the "Amendment") to the Registration Statement. The Amendment is being filed pursuant to the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended ("1940 Act").

         Pursuant to Rule 461 and Rule 485(a)(3) under the Securities Act, the Fund, together with DWS Investments Distributors, Inc., the Registrant's principal underwriter, hereby request that the effective date of the Amendment be accelerated so that it will be declared effective on or around May 1, 2009.

         With respect to the Registrant's request for acceleration of the effective date of the Amendment, please be advised that the Registrant acknowledges that:

         (1) the Registrant is responsible for the adequacy and accuracy of the disclosure in its filings;

         (2) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

         (3) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

         (4) the Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.



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         If you have any questions relating to the Amendment or to this acceleration request, please contact Caroline Pearson at 617-295-2565.

                              Very truly yours,

                              DWS Variable Series II

                              DWS Investments Distributors, Inc.


                              By:  /s/Caroline Pearson
                                   --------------------------------
                                   Caroline Pearson, Esq.
                                   Assistant Secretary, DWS Variable Series II
                                   Secretary, DWS Investments Distributors, Inc.

cc:      John Marten, Esq., Vedder